Income Taxes - Schedule of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 1,395	$ 1,213
Deferred	330	(366)
Income tax expense	$ 1,725	$ 847